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[Janus letterhead]




April 15, 2010

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-0505

Re:  JANUS INVESTMENT FUND (the "Registrant")
     1933 Act File No. 002-34393
     1940 Act File No. 811-01879

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find definitive additional materials filed on Schedule 14A relating to the definitive proxy statement filed with the Securities and Exchange Commission on April 7, 2010.

No fee is required in connection with this filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934.

If you have any questions regarding this filing, please call me at
(303) 336-4045.

Sincerely,

/s/ Robin Nesbitt

Robin Nesbitt, Esq.
Legal Counsel

Enclosure (via EDGAR only)

cc:  Rodney A. DeWalt, Esq.
     Stephanie Grauerholz-Lofton, Esq.
     Larry Greene, Esq.
     Donna Brungardt